FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report as of the end of semiannual period:   /  /   (a)
                           or fiscal year: 12/31/01 (b)

Is this a transition report? (Y or N):                      N

Is this form being completed by the registrant? (Y or N):   Y

Is this an amendment to a previous filing? (Y or N):        N

Is this a change to a previous filing? (Y or N):            N

1. A)  Registrant Name:  Variable Account II - AIG Life Insurance Company
   B)  File Number:  811-4867
   C)  Telephone Number:  (302) 594-2987

2. A)  Street:  One Alico Plaza, 600 King Street
   B)  City:  Wilmington   C)  State:  DE   D)  Zip Code:  19801   Zip Ext.:
   E)  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by the Registrant? (Y or N)     N

4. Is this the last filing on this form by the Registrant? (Y or N)      N

5. Is Registrant a small business investment company (SBIC) ? (Y or N)   N

6. Is Registrant a unit investment trust (UIT) ? (Y or N)                Y
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For period ending:  12/31/01
File Number:  811-4867

UNIT INVESTMENT TRUSTS


125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
      units of all series of Registrant ($000's omitted)                 $ 1,394
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For period ending:  12/31/01
File Number:  811-4867

UNIT INVESTMENT TRUSTS


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                     Number of    Total Assets    Total Income
                                      Series        ($000's       Distributions
                                    Investing       omitted)    ($000's omitted)
                                    ---------       --------    ----------------
A. U.S. Treasury
   direct issue ...............     __________     __________      __________

B. U.S. Government
   agency .....................     __________     __________      __________

C. State and municipal
   tax-free ...................     __________     __________      __________

D. Public utility debt ........     __________     __________      __________

E. Brokers or dealers
   debt or debt of
   brokers' or dealers'
   parent .....................     __________     __________      __________

F. All other corporate
   intermed. & long-term
   debt .......................     __________     __________      __________

G. All other corporate
   short-term debt ............     __________     __________      __________

H. Equity securities of
   brokers or dealers
   or parents of
   brokers or dealers .........     __________     __________      __________

I. Investment company
   equity securities ..........     __________     __________      __________

J. All other equity
   securities .................             18     $   58,736      $    4,198

K. Other securities ...........     __________     __________      __________

L. Total assets of all
   series of
   registrant .................             18     $   58,736      $    4,198

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For period ending:  12/31/01
File Number:  811-4867

UNIT INVESTMENT TRUSTS


131.  Total expenses incurred by all series of Registrant during the current
      reporting period ($000's omitted)                                     $439